Goodwill and Other Acquired Intangible Assets - Schedule of Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense	$ 7,811	$ 5,807	$ 4,720
Estimated amortization expense for the years ended December 31:
2016	8,338
2017	6,775
2018	5,786
2019	5,066
2020	3,613
2021 and thereafter	$ 942